Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000090373 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000090373 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000090373 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000090373 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090373 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090373 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090373 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090373 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090373 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000090373 | Gold
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000090373 | Retail Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000090373 | Industrial Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000090373 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000090373 | Steel
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000090373 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000090373 | Multi-Family Residential Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000090373 | Data Center Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000090373 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000159678 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159678 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159678 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159678 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159678 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159678 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159678 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159678 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159678 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000159678 | Gold
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159678 | Retail Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159678 | Industrial Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159678 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159678 | Steel
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159678 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159678 | Multi-Family Residential Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159678 | Data Center Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159678 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000219347 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219347 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219347 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219347 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219347 | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219347 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219347 | Regency Centers
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219347 | American Tower
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219347 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219347 | Gold
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000219347 | Retail Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219347 | Industrial Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219347 | Oil & Gas Exploration & Production
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219347 | Steel
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219347 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219347 | Multi-Family Residential Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219347 | Data Center Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219347 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	42.60%